INTEREST AND OTHER FINANCING COSTS (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
INTEREST AND OTHER FINANCING COSTS
Interest	$ 85.1	$ 149.5	$ 372.4	$ 472.7
Loss on extinguishment of debt			168.7
Amortization of deferred financing costs	4.1	23.3	36.1	9.7
Accretion of landfill closure and post-closure obligations	1.3	1.2	6.9	6.1
Other financing costs	36.9	68.2	13.5	43.7
Interest and other finance costs	$ 127.4	$ 242.2	$ 597.6	$ 532.2